UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2014

WESTERN ASSET

GLOBAL HIGH YIELD BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.*

*Prior to May 1, 2014, the Fund seeks to maximize total return, consistent with the preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Global High Yield Bond Fund for the six-month reporting period ended June 30, 2014. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

II	Western Asset Global High Yield Bond Fund

Investment commentary

Economic review

Since the end of the Great Recession, the U.S. economy has expanded at a slower than usual pace, compared to recent history. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce’s revised figures, was 4.5% during the third quarter of 2013, its best reading since the fourth quarter of 2011. At the beginning of the six months ended June 30, 2014 (the “reporting period”), the severe winter weather of January and February played a key role in a sharp reversal in the economy, a 2.1% contraction during the first quarter of 2014. This was the first negative GDP report in three years. Negative contributions were widespread: private inventory investment, exports, state and local government spending, nonresidential and residential fixed investment. Thankfully, this setback was very brief, as the initial reading for second quarter GDP growth, released after the reporting period ended, was 4.0%, suggesting the recovery has some resilience and continues to recover from the severe consequences of the Great Recession. The second quarter rebound in GDP growth was driven by several factors, including increased private inventory investment and exports, as well as an acceleration in personal consumption expenditures and an upturn in state and local government spending.

The U.S. manufacturing sector continued to support the economy during the reporting period. Based on figures for the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 56.5 in December 2013, the PMI fell to 51.3 in January 2014, its weakest reading since May 2013. However, the PMI moved up the next four months and was 55.4 in May 2014, and slipped to 55.3 in June, with fifteen of the eighteen industries within the PMI expanding.

The U.S. job market improved during the reporting period. When the period began, unemployment, as reported by the U.S. Department of Labor, was 6.6%. Unemployment then ticked up to 6.7% in February and held steady in March 2014. Unemployment then fell to 6.3% in April and was unchanged in May. The labor market then gathered additional momentum in June, as the unemployment rate fell to 6.1%, the lowest level since September 2008. However, falling unemployment during the period was partially due to a decline in the workforce participation rate, which was 62.8% from May through June 2014, matching the lowest level since 1978. The number of longer-term unemployed, however, declined, as 32.8% of the 9.5 million Americans looking for work in June 2014 had been out of work for more than six months. In contrast, 37.7% of the 10.4 million Americans looking for work in December 2013 had been out of work for more than six months.

Growth outside the U.S. generally improved in developed countries. In its April 2014 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) stated that “Global activity has broadly strengthened and is expected to improve further in 2014–15, with much of the impetus coming from advanced economies.” From a regional perspective, the IMF anticipates 2014 growth will be 1.2% in the Eurozone, versus

Western Asset Global High Yield Bond Fund	III

Investment commentary (cont’d)

-0.5% in 2013. Economic activity in Japan is expected to be relatively stable, with growth of 1.4% in 2014, compared to 1.5% in 2013. After moderating in 2013, the IMF projects that overall growth in emerging market countries will improve somewhat in 2014, with growth of 4.9% versus 4.7% in 2013.

IV	Western Asset Global High Yield Bond Fund

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. At its meeting in December 2012, prior to the beginning of the reporting period, the Fed announced that it would continue purchasing $40 billion per month of agency mortgage-backed securities (“MBS”), as well as initially purchasing $45 billion per month of longer-term Treasuries. Following the meeting that concluded on December 18, 2013, the Fed announced that it would begin tapering its monthly asset purchases, saying “Beginning in January 2014, the Committee will add to its holdings of agency MBS at a pace of $35 billion per month rather than $40 billion per month, and will add to its holdings of longer-term Treasury securities at a pace of $40 billion per month rather than $45 billion per month.”

At each of the Fed’s next four meetings (January, March, April and June 2014), it announced further $10 billion tapering of its asset purchases. Finally, at its meeting that ended on July 30, 2014, after the reporting period ended, the Fed again cut its monthly asset purchases. Beginning in August, it will buy a total of $25 billion per month ($10 billion per month of agency MBS and $15 billion per month of longer-term Treasuries).

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth. In December 2013, before the beginning of the reporting period, the ECB cut rates from 0.50% to 0.25%, a new record low. On June 5, 2014, the ECB made a number of additional moves in an attempt to support the region’s economy and ward off deflation: the ECB reduced rates to a new low of 0.15%, and will now charge commercial banks 0.10% to keep money at the ECB. This “negative deposit rate” is aimed at encouraging commercial banks to lend some of their incremental cash which, in turn, could help to spur growth. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. Elsewhere, the People’s Bank of China kept rates on hold at 6.0%.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2014?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.38%. It fell as low as 0.30% in early February 2014, and was as high as 0.51% on June 17, 2014, before ending the period at 0.47%. The yield on the ten-year Treasury began the period at 3.04%, its peak for the period. The ten-year Treasury fell as low as 2.44% on May 28, 2014 and ended the period at 2.53%.

Western Asset Global High Yield Bond Fund	V

Investment commentary (cont’d)

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generated positive results during the reporting period, rallying in January and February 2014, as investor demand was solid overall. The majority of spread sectors then modestly declined in March as interest rates moved higher. However, the reporting period ended on an upbeat note as the spread sectors generated positive results from April through June. The overall bond market, as measured by the Barclays U.S. Aggregate Indexvi, gained 3.93% during the six months ended June 30, 2014.

Q. How did the high-yield bond market perform over the six months ended June 30, 2014?

A. The U.S. high-yield bond market was among the best performing spread sectors during the reporting period, gaining 5.46% for the six months ended June 30, 2014. The asset class, as measured by the Barclays U.S. Corporate High Yield –2% Issuer Cap Indexvii, posted positive returns during all six months covered by the reporting period. Supporting the high yield market was generally solid investor demand and low defaults.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The asset class was volatile but generated extremely strong results during the six months ended June 30, 2014. The asset class weakened in January 2014, given renewed concerns about China’s economy and depreciating emerging market currencies. However, the asset class rallied sharply from February through June 2014 as investor demand was generally robust. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii gained 9.10% during the six months ended June 30, 2014.

Performance review

For the six months ended June 30, 2014, Class A shares of Western Asset Global High Yield Bond Fund, excluding sales charges, returned 5.72%. The Fund’s unmanaged benchmark, the Barclays Global High Yield Index (Hedged)ix, returned 6.06% for the same period. The Lipper High Yield Funds Category Average1 returned 4.78% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 626 funds in the Fund’s Lipper category, and excluding sales charges.

VI	Western Asset Global High Yield Bond Fund

Performance Snapshot as of June 30, 2014 (unaudited)
(excluding sales charges)	6 months
Western Asset Global High Yield Bond Fund:
Class A	5.72%
Class B1	5.32%
Class C	5.18%
Class C1♦	5.45%
Class I	5.73%
Class IS	5.77%
Barclays Global High Yield Index (Hedged)	6.06%
Lipper High Yield Funds Category Average[2]	4.78%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended June 30, 2014 for Class A, Class B, Class C, Class C1, Class I and Class IS shares were 5.23%, 4.73%, 4.71%, 5.00%, 5.76% and 5.83%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2014, the gross total annual operating expense ratios for Class A, Class B, Class C, Class C1, Class I and Class IS shares were 1.13%, 1.81%, 1.93%, 1.61%, 0.89% and 0.78%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Kenneth D. Fuller

President and Chief Executive Officer

July 31, 2014

[1]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2014, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 626 funds in the Fund’s Lipper category, and excluding sales charges.

♦

On August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor prior to August 1, 2012). Class C1 (formerly Class C) shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Global High Yield Bond Fund	VII

Investment commentary (cont’d)

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in high-yield securities and foreign securities, including emerging markets, involve risks beyond those inherent in higher rated and domestic investments. The risks of high-yield securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays U.S. Corporate High Yield -2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

ix

The Barclays Global High Yield Index (Hedged) provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

VIII	Western Asset Global High Yield Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2014 and December 31, 2013 and does not include derivatives such as futures contracts, swap contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2014, and held for the six months ended June 30, 2014.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.72%	$1,000.00	$1,057.20	1.14%	$5.81	Class A	5.00%	$1,000.00	$1,019.14	1.14%	$5.71
Class B	5.32	1,000.00	1,053.20	1.88	9.57	Class B	5.00	1,000.00	1,015.47	1.88	9.39
Class C	5.18	1,000.00	1,051.80	1.89	9.62	Class C	5.00	1,000.00	1,015.42	1.89	9.44
Class C1	5.45	1,000.00	1,054.50	1.61	8.20	Class C1	5.00	1,000.00	1,016.81	1.61	8.05
Class I	5.73	1,000.00	1,057.30	0.85	4.34	Class I	5.00	1,000.00	1,020.58	0.85	4.26
Class IS	5.77	1,000.00	1,057.70	0.77	3.93	Class IS	5.00	1,000.00	1,020.98	0.77	3.86

2	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

[1]	For the six months ended June 30, 2014.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B, Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2014

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays Global High Yield Index (Hedged)
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
WA GHY	— Western Asset Global High Yield Bond Fund

4	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2014

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays Global High Yield Index (Hedged)
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
WA GHY	— Western Asset Global High Yield Bond Fund

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2014

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 83.8%
Consumer Discretionary — 15.1%
Auto Components — 0.6%
American Axle & Manufacturing Inc., Senior Notes	7.750%	11/15/19	1,030,000		$1,192,225
Europcar Groupe SA, Secured Subordinated Notes	11.500%	5/15/17	782,000	EUR	1,233,986	(a)
Europcar Groupe SA, Senior Notes	11.500%	5/15/17	455,000	EUR	717,984	(a)
Europcar Groupe SA, Senior Notes	9.375%	4/15/18	260,000	EUR	381,830	(a)
Total Auto Components					3,526,025
Automobiles — 0.5%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	650,000		737,750
Jaguar Land Rover Automotive PLC, Senior Bonds	5.000%	2/15/22	1,160,000	GBP	2,039,817	(a)
Total Automobiles					2,777,567
Distributors — 0.1%
LKQ Corp., Senior Notes	4.750%	5/15/23	600,000		594,600
Diversified Consumer Services — 0.7%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	182,478	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	380,000	GBP	702,359
Odeon & UCI Finco PLC, Senior Secured Notes	9.000%	8/1/18	1,450,000	GBP	2,608,832	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	935,000		1,037,850
Total Diversified Consumer Services					4,531,519
Hotels, Restaurants & Leisure — 5.4%
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	470,000		470,000	(a)
Arcos Dorados Holdings Inc., Senior Notes	6.625%	9/27/23	1,250,000		1,315,625	(a)
Bossier Casino Venture Holdco Inc.	11.000%	2/9/18	290,690		291,620	(b)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,599,040		1,580,971	(a)(b)(c)(d)
Burger King Capital Holdings LLC/Burger King Capital Finance Inc., Senior Notes, Step Bond	0.000%	4/15/19	500,000		465,000	(a)
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	690,000		577,875
Caesars Entertainment Operating Co. Inc., Senior Secured Notes	9.000%	2/15/20	320,000		269,200
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	1,340,000		1,447,200	(a)
Carrols Restaurant Group Inc., Senior Secured Notes	11.250%	5/15/18	990,000		1,119,937
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	760,000		790,400	(a)
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	315,000		312,638	(a)
Downstream Development Quapaw, Senior Secured Notes	10.500%	7/1/19	1,160,000		1,255,700	(a)
Enterprise Inns PLC, Senior Secured Bonds	6.500%	12/6/18	1,548,000	GBP	2,881,056
Gala Electric Casinos Ltd., Secured Notes	11.500%	6/1/19	1,286,000	GBP	2,412,231	(a)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	570,000		584,250	(a)

See Notes to Financial Statements.

6	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	1,670,000		$1,777,506	(a)
Hoa Restaurant Group LLC/Hoa Finance Corp., Senior Secured Notes	11.250%	4/1/17	1,460,000		1,547,600	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	430,000		457,950	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	1,430,000		1,580,150	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	882,000	GBP	1,456,624	(e)
MCE Finance Ltd., Senior Notes	5.000%	2/15/21	2,680,000		2,720,200	(a)
Mohegan Tribal Gaming Authority, Senior Notes	9.750%	9/1/21	1,800,000		2,007,000
NCL Corp. Ltd., Senior Notes	5.000%	2/15/18	470,000		487,625
Paris Las Vegas Holding LLC/Harrah’s Las Vegas LLC/Flamingo Las Vegas Holding LLC, Senior Secured Notes	8.000%	10/1/20	590,000		619,500	(a)
Seven Seas Cruises S de RL LLC, Senior Secured Notes	9.125%	5/15/19	2,230,000		2,444,637
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Notes	5.375%	3/15/22	1,520,000		1,590,300
Total Hotels, Restaurants & Leisure					32,462,795
Household Durables — 1.2%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,270,000		1,360,487	(a)(c)
Shea Homes LP/Shea Homes Funding Corp., Senior Secured Notes	8.625%	5/15/19	1,510,000		1,653,450
Standard Pacific Corp., Senior Notes	6.250%	12/15/21	980,000		1,051,050
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	1,150,000		1,292,313
Woodside Homes Co. LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	1,890,000		1,937,250	(a)
Total Household Durables					7,294,550
Media — 4.8%
Altice SA, Senior Secured Notes	7.750%	5/15/22	2,580,000		2,760,600	(a)
Carmike Cinemas Inc., Secured Notes	7.375%	5/15/19	600,000		655,500
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	6.625%	1/31/22	1,000,000		1,078,750
Clear Channel Communications Inc., Senior Notes	10.000%	1/15/18	1,190,000		1,157,275	(a)
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	70,000		75,775
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	1,170,000		1,291,387
DISH DBS Corp., Senior Notes	7.875%	9/1/19	2,180,000		2,594,200
DISH DBS Corp., Senior Notes	5.875%	7/15/22	430,000		467,625
Gibson Brands Escrow Corp., Senior Secured Notes	8.875%	8/1/18	270,000		279,113	(a)
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	450,000		465,188	(a)
Lynx II Corp., Senior Notes	7.000%	4/15/23	690,000	GBP	1,298,952	(a)
MDC Partners Inc., Senior Notes	6.750%	4/1/20	1,140,000		1,208,400	(a)
MediaNews Group Inc.	12.000%	12/31/18	700,000		700,000	(b)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Media — continued
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	2,209,203		$2,562,675	(a)(c)
Numericable Group SA, Senior Secured Bonds	6.000%	5/15/22	2,380,000		2,478,175	(a)
Ono Finance II PLC, Senior Bonds	10.875%	7/15/19	2,470,000		2,710,825	(a)
Polish Television Holding BV, Senior Secured Bonds	11.000%	1/15/21	290,000	EUR	484,061	(a)(c)
Regal Entertainment Group, Senior Notes	5.750%	3/15/22	890,000		927,825
TVN Finance Corp. III AB, Senior Bonds	7.375%	12/15/20	475,000	EUR	738,224	(a)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	670,000		746,213	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	760,000		844,550	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	330,000		359,700	(a)
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.500%	1/15/25	1,080,000		1,121,850	(a)
Vougeot Bidco PLC, Senior Secured Notes	7.875%	7/15/20	220,000	GBP	411,365	(a)
WMG Acquisition Corp., Senior Notes	6.750%	4/15/22	1,120,000		1,125,600	(a)
Total Media					28,543,828
Multiline Retail — 0.2%
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	1,000,000		1,095,000	(a)(c)
Specialty Retail — 1.4%
AA Bond Co., Ltd., Secured Notes	9.500%	7/31/19	360,000	GBP	697,430	(a)
American Greetings Corp., Senior Notes	7.375%	12/1/21	350,000		373,187
CST Brands Inc., Senior Notes	5.000%	5/1/23	630,000		633,150
Dufry Finance SCA, Senior Notes	5.500%	10/15/20	470,000		490,355	(a)
Edcon Holdings Pty Ltd., Senior Secured Subordinated Bonds	13.375%	6/30/19	300,000	EUR	392,387	(a)
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	1,347,000	EUR	1,876,725	(a)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	2,050,000		1,927,000	(a)
Men’s Wearhouse Inc., Senior Notes	7.000%	7/1/22	670,000		696,800	(a)
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	1,210,000		1,242,791	(a)(c)
Total Specialty Retail					8,329,825
Textiles, Apparel & Luxury Goods — 0.2%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	740,000		769,600	(a)
William Carter Co., Senior Notes	5.250%	8/15/21	500,000		523,750	(a)
Total Textiles, Apparel & Luxury Goods					1,293,350
Total Consumer Discretionary					90,449,059
Consumer Staples — 4.3%
Beverages — 0.6%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	750,000		811,875	(a)
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,070,000		1,076,687

See Notes to Financial Statements.

8	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Beverages — continued
Crestview DS Merger Subordinated II Inc., Senior Secured Notes	10.000%	9/1/21	1,360,000		$1,526,600	(a)
Total Beverages					3,415,162
Food & Staples Retailing — 0.2%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	1,280,000		1,259,200	(a)
Food Products — 2.8%
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	1,500,000		1,520,625	(a)
Hearthside Group Holdings LLC/Hearthside Finance Co., Senior Notes	6.500%	5/1/22	1,050,000		1,052,625	(a)
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	1,450,000		1,504,375	(a)
Labeyrie Fine Foods SAS, Senior Secured Bonds	5.625%	3/15/21	490,000	EUR	709,537	(a)
Land O’Lakes Capital Trust I, Junior Subordinated Bonds	7.450%	3/15/28	1,050,000		1,063,125	(a)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	1,700,000		1,723,800	(a)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	1,310,000		1,421,350	(a)
Premier Foods PLC, Senior Secured Notes	6.500%	3/15/21	140,000	GBP	242,591	(a)
R&R Ice Cream PLC, Senior Secured Notes	4.750%	5/15/20	160,000	EUR	220,479	(a)
R&R Ice Cream PLC, Senior Secured Notes	5.500%	5/15/20	140,000	GBP	238,158	(a)
R&R Ice Cream PLC, Senior Secured Notes	8.250%	5/15/20	1,080,000	AUD	1,033,662	(a)
Simmons Foods Inc., Senior Secured Notes	10.500%	11/1/17	2,570,000		2,765,963	(a)
Sun Merger Sub Inc., Senior Notes	5.875%	8/1/21	1,100,000		1,166,000	(a)
Virgolino de Oliveira Finance SA, Senior Secured Notes	10.875%	1/13/20	1,400,000		1,393,000	(a)
Wells Enterprises Inc., Senior Secured Notes	6.750%	2/1/20	456,000		480,510	(a)
Total Food Products					16,535,800
Household Products — 0.1%
Spectrum Brands Inc., Senior Notes	6.625%	11/15/22	620,000		673,475
Media — 0.0%
SiTV LLC/SiTV Finance Inc., Senior Secured Notes	10.375%	7/1/19	240,000		247,200	(a)
Personal Products — 0.3%
Hypermarcas SA, Notes	6.500%	4/20/21	1,450,000		1,591,375	(a)
Tobacco — 0.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,930,000		1,978,250
Total Consumer Staples					25,700,462
Energy — 15.2%
Energy Equipment & Services — 2.3%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	1,610,000		1,724,712
CGG, Senior Notes	6.500%	6/1/21	870,000		867,825
Exterran Partners LP/EXLP Finance Corp., Senior Notes	6.000%	10/1/22	580,000		591,600	(a)
FTS International Inc., Senior Secured Notes	6.250%	5/1/22	670,000		688,425	(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Energy Equipment & Services — continued
Gulfmark Offshore Inc., Senior Notes	6.375%	3/15/22	810,000	$846,450
Hercules Offshore Inc., Senior Notes	10.250%	4/1/19	1,550,000	1,708,875	(a)
Hercules Offshore Inc., Senior Notes	8.750%	7/15/21	700,000	743,750	(a)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	1,370,000	1,306,638	(a)
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	770,000	800,800	(a)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	790,000	825,550
Offshore Drilling Holding SA, Senior Secured Notes	8.375%	9/20/20	1,510,000	1,679,875	(a)
Parker Drilling Co., Senior Notes	6.750%	7/15/22	840,000	877,800	(a)
Petroleum Geo-Services ASA, Senior Notes	7.375%	12/15/18	750,000	804,375	(a)
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	310,000	305,350	(a)
Total Energy Equipment & Services				13,772,025
Oil, Gas & Consumable Fuels — 12.9%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	5.875%	4/15/21	1,520,000	1,634,000
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	6.125%	7/15/22	470,000	521,700
Antero Resources Finance Corp., Senior Notes	5.375%	11/1/21	350,000	364,438
Arch Coal Inc., Senior Notes	9.875%	6/15/19	2,330,000	1,997,975
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Senior Notes	4.750%	11/15/21	740,000	728,900
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Senior Notes	5.875%	8/1/23	1,370,000	1,400,825
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	710,000	759,700
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.625%	8/1/20	1,240,000	1,435,300
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	290,000	297,250	(a)
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	499,000	550,148
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	1,440,000	1,620,000
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Senior Notes	6.375%	3/15/24	500,000	525,000
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	1,190,000	1,362,550
Corral Petroleum Holdings AB, Senior Notes	15.000%	12/31/17	3,237,760	3,140,627	(a)(c)
Crestwood Midstream Partners LP, Senior Notes	6.125%	3/1/22	1,280,000	1,353,600	(a)
CVR Refining LLC/Coffeyville Finance Inc., Secured Notes	6.500%	11/1/22	850,000	901,000
Ecopetrol SA, Senior Notes	5.875%	9/18/23	1,326,000	1,491,750
EDC Finance Ltd., Senior Notes	4.875%	4/17/20	1,650,000	1,621,125	(a)
El Paso Corp., Medium-Term Notes	7.750%	1/15/32	1,910,000	2,101,000
EXCO Resources Inc., Senior Notes	8.500%	4/15/22	670,000	725,275
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	1,950,000	2,174,445	(a)

See Notes to Financial Statements.

10	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	910,000	$997,587
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	1,600,000	1,728,000
Hiland Partners LP/Hiland Partners Finance Corp., Senior Notes	7.250%	10/1/20	630,000	689,850	(a)
Hiland Partners LP/Hiland Partners Finance Corp., Senior Notes	5.500%	5/15/22	670,000	680,050	(a)
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	340,000	345,100	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	1,260,000	1,387,134	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	1,310,000	1,465,562	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	1,620,000	1,798,200
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,730,000	1,911,650	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	2,060,000	1,637,700	(f)
Murphy Oil USA Inc., Senior Notes	6.000%	8/15/23	1,050,000	1,113,000
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	730,000	770,150
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	11.750%	5/15/19	1,040,000	1,050,400
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	5.125%	7/15/19	1,480,000	1,491,100	(a)
Novatek Finance Ltd., Notes	6.604%	2/3/21	1,340,000	1,443,850	(a)
Pacific Drilling V Ltd., Senior Secured Notes	7.250%	12/1/17	940,000	998,750	(a)
Pacific Rubiales Energy Corp., Senior Notes	5.375%	1/26/19	1,020,000	1,065,900	(a)
Pacific Rubiales Energy Corp., Senior Notes	7.250%	12/12/21	1,290,000	1,438,350	(a)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	281,000	296,455	(a)
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	109,000	114,995	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	1,070,000	1,147,575	(a)
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	900,000	947,250
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	990,000	955,894
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	1,110,000	1,184,259
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	1,000,000	1,265,000	(a)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	2,920,000	3,022,492	(a)
QEP Resources Inc., Senior Notes	5.250%	5/1/23	1,790,000	1,839,225
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	990,000	1,007,325
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	1,350,000	1,343,250
Rice Energy Inc., Senior Notes	6.250%	5/1/22	640,000	656,800	(a)
Rose Rock Midstream LP/Rose Rock Finance Corp., Senior Notes	5.625%	7/15/22	810,000	822,150	(a)
Rosneft Finance SA, Senior Notes	7.500%	7/18/16	1,000,000	1,098,750	(a)
Rosneft Finance SA, Senior Notes	7.500%	7/18/16	190,000	208,763	(a)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	1,582,000	1,813,367	(a)
Samson Investment Co., Senior Notes	10.750%	2/15/20	2,520,000	2,668,050	(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,770,000		$1,929,300	(a)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	620,000		641,700	(a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	1,090,000		1,171,750	(a)
Sibur Securities Ltd., Senior Notes	3.914%	1/31/18	200,000		193,500	(a)
Sidewinder Drilling Inc., Senior Notes	9.750%	11/15/19	770,000		785,400	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	740,000		810,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.250%	5/1/23	200,000		210,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	537,000		586,673
Ultra Petroleum Corp., Senior Notes	5.750%	12/15/18	1,050,000		1,105,125	(a)
Westmoreland Coal Co./Westmoreland Partners, Senior Secured Notes	10.750%	2/1/18	520,000		559,650	(a)
Total Oil, Gas & Consumable Fuels					77,103,939
Total Energy					90,875,964
Financials — 7.7%
Banks — 3.7%
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	890,000		1,235,930	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	730,000		835,120
CIT Group Inc., Senior Notes	5.000%	8/15/22	2,400,000		2,493,000
CIT Group Inc., Senior Notes	5.000%	8/1/23	1,560,000		1,600,950
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	150,000		153,467	(e)(g)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Junior Subordinated Notes	11.000%	6/30/19	310,000		417,009	(a)(e)(g)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	670,000		794,787	(a)(e)(g)
Deutsche Postbank Funding Trust IV, Subordinated Notes	5.983%	6/29/17	2,400,000	EUR	3,565,658	(a)(e)(g)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	770,000		742,088	(e)(g)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	1,680,000		1,708,031	(g)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	2,187,000		2,657,205	(e)(g)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	740,000		803,007
Royal Bank of Scotland NV, Subordinated Notes	7.750%	5/15/23	510,000		586,107
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	2,750,000	AUD	3,120,965	(a)(e)
Wells Fargo & Co., Junior Subordinated Bonds	5.900%	6/15/24	1,250,000		1,329,687	(e)(g)
Total Banks					22,043,011
Capital Markets — 0.1%
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	320,000	GBP	544,061	(a)

See Notes to Financial Statements.

12	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Consumer Finance — 0.6%
First Cash Financial Services Inc., Senior Notes	6.750%	4/1/21	390,000		$416,325	(a)
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,060,000		1,255,437
SLM Corp., Senior Notes	6.125%	3/25/24	630,000		640,238
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	720,000		757,800	(a)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	790,000		841,350	(a)
Total Consumer Finance					3,911,150
Diversified Financial Services — 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	1,430,000		1,456,812	(a)
Boats Investments BV, Secured Notes	11.000%	3/31/17	2,456,865	EUR	1,606,399	(a)(c)
Carlson Travel Holdings Inc., Senior Notes	7.500%	8/15/19	560,000		572,600	(a)
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes	8.875%	2/1/18	800,000		834,000
ING Group NV, Subordinated Bonds	5.140%	3/17/16	2,280,000	GBP	3,921,638	(e)(g)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	1,200,000		1,485,000
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,000,000		2,517,500
Total Diversified Financial Services					12,393,949
Insurance — 0.5%
ELM BV, Subordinated Notes	5.252%	5/25/16	1,850,000	EUR	2,663,486	(a)(e)(g)
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	600,000		646,500	(a)
Total Insurance					3,309,986
Real Estate Investment Trusts (REITs) — 0.4%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.875%	6/1/21	780,000		789,750	(a)
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	1,450,000		1,442,750	(a)
Total Real Estate Investment Trusts (REITs)					2,232,500
Real Estate Management & Development — 0.3%
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	1,640,000		1,763,000	(a)
Total Financials					46,197,657
Health Care — 4.3%
Biotechnology — 0.1%
Grifols Worldwide Operations Ltd., Senior Notes	5.250%	4/1/22	890,000		925,600	(a)
Health Care Equipment & Supplies — 1.3%
Alere Inc., Senior Subordinated Notes	6.500%	6/15/20	1,040,000		1,097,200
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	2,590,000		2,700,075
Ontex IV SA, Senior Notes	9.000%	4/15/19	2,324,000	EUR	3,452,745	(a)
Teleflex Inc., Senior Notes	5.250%	6/15/24	630,000		637,875	(a)
Total Health Care Equipment & Supplies					7,887,895

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Health Care Providers & Services — 2.3%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	826,000		$991,200
Acadia Healthcare Co. Inc., Senior Notes	6.125%	3/15/21	490,000		516,950
Acadia Healthcare Co. Inc., Senior Notes	5.125%	7/1/22	630,000		634,725	(a)
Catamaran Corp., Senior Bonds	4.750%	3/15/21	1,360,000		1,377,000
Centene Corp., Senior Notes	4.750%	5/15/22	1,020,000		1,036,575
DJO Finance LLC/DJO Finance Corp., Senior Notes	9.875%	4/15/18	1,120,000		1,215,200
ExamWorks Group Inc., Senior Notes	9.000%	7/15/19	940,000		1,038,700
HCA Inc., Senior Secured Notes	5.000%	3/15/24	2,910,000		2,957,491
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	1,620,000		1,731,375
Unilabs Subholding AB, Senior Secured Notes	8.500%	7/15/18	1,390,000	EUR	2,036,561	(a)
Total Health Care Providers & Services					13,535,777
Pharmaceuticals — 0.6%
Almirall SA, Senior Notes	4.625%	4/1/21	480,000	EUR	693,019	(a)
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	620,000	EUR	928,260	(a)
JLL/Delta Dutch Newco BV, Senior Notes	7.500%	2/1/22	1,000,000		1,038,750	(a)
Salix Pharmaceuticals Ltd., Senior Notes	6.000%	1/15/21	630,000		677,250	(a)
Total Pharmaceuticals					3,337,279
Total Health Care					25,686,551
Industrials — 15.1%
Aerospace & Defense — 1.7%
Alliant Techsystems Inc., Senior Notes	5.250%	10/1/21	1,390,000		1,442,125	(a)
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,690,000		1,753,375	(a)
Ducommun Inc., Senior Notes	9.750%	7/15/18	1,920,000		2,146,195
Erickson Inc., Secured Notes	8.250%	5/1/20	1,892,000		1,953,490
GenCorp Inc., Secured Notes	7.125%	3/15/21	600,000		658,500
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	770,000		791,175	(a)
TransDigm Inc., Senior Subordinated Notes	6.000%	7/15/22	1,240,000		1,275,650	(a)
Triumph Group Inc., Senior Notes	5.250%	6/1/22	460,000		462,875	(a)
Total Aerospace & Defense					10,483,385
Airlines — 1.6%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	1,250,000		1,300,250	(a)
America West Airlines, Pass-Through Certificates, Secured Notes	7.100%	4/2/21	815,614		905,332
American Airlines, Pass-Through Trust, Secured Notes	5.625%	1/15/21	1,077,489		1,115,201	(a)
American Airlines, Pass-Through Trust, Senior Secured Notes	5.600%	7/15/20	1,539,621		1,616,602	(a)
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	253,736		299,408
Delta Air Lines Inc., Pass-Through Trust, Secured Notes	6.875%	5/7/19	1,372,452		1,530,284	(a)

See Notes to Financial Statements.

14	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Airlines — continued
United Airlines Inc., Pass Through Trust, Secured Notes	4.750%	4/11/22	1,340,000		$1,370,150
United Airlines Inc., Pass-Through Certificates, Notes	5.500%	10/29/20	104,621		109,329
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	82,646		92,978
US Airways, Pass-Through Trust, Secured Bonds	6.750%	6/3/21	556,451		607,922
US Airways, Pass-Through Trust, Senior Secured Bonds	5.375%	11/15/21	690,000		714,150
Total Airlines					9,661,606
Building Products — 1.4%
Andrade Gutierrez International SA, Senior Notes	4.000%	4/30/18	1,810,000		1,805,475	(a)
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	1,450,000		1,453,625	(a)
Griffon Corp., Senior Notes	5.250%	3/1/22	2,660,000		2,653,350
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	650,000		693,875	(a)
Reliance Intermediate Holdings LP, Senior Secured Notes	9.500%	12/15/19	260,000		282,100	(a)
Spie BondCo 3 SCA, Secured Notes	11.000%	8/15/19	828,000	EUR	1,286,886	(a)
Total Building Products					8,175,311
Commercial Services & Supplies — 1.9%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	370,000		390,813	(a)
JM Huber Corp., Senior Notes	9.875%	11/1/19	850,000		972,187	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	2,000,000		2,145,000
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	1,302,000		1,428,945	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	676,000		741,910	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	540,000		550,800	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.625%	3/1/24	40,000		39,800	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,800,000		2,915,500
West Corp., Senior Notes	5.375%	7/15/22	2,080,000		2,064,400	(a)
Total Commercial Services & Supplies					11,249,355
Construction & Engineering — 2.9%
Astaldi SpA, Senior Bonds	7.125%	12/1/20	790,000	EUR	1,185,811	(a)
Astaldi SpA, Senior Notes	7.125%	12/1/20	160,000	EUR	240,165	(a)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	1,400,000		1,312,500	(a)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	3,020,000		3,113,040	(a)
Grupo Isolux Corsan Finance BV, Senior Bonds	6.625%	4/15/21	1,690,000	EUR	2,366,185	(a)
Michael Baker Holdings LLC/Micahel Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,540,000		1,547,700	(a)(c)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Construction & Engineering — continued
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,340,000		$1,433,800	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	1,060,000		1,118,300	(a)
OAS Finance Ltd., Senior Notes	8.000%	7/2/21	1,500,000		1,518,750	(a)
Odebrecht Finance Ltd., Senior Notes	4.375%	4/25/25	3,450,000		3,415,500	(a)
Total Construction & Engineering					17,251,751
Electrical Equipment — 0.5%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	1,060,000		1,155,400	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	790,000		845,300	(a)
Trionista Holdco GmbH, Senior Secured Notes	5.000%	4/30/20	150,000	EUR	216,014	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	200,000	EUR	298,392	(a)
Wesco Distribution Inc., Senior Notes	5.375%	12/15/21	730,000		748,250	(a)
Total Electrical Equipment					3,263,356
Engineering & Construction — 0.1%
Novafives SAS, Senior Secured Notes	4.500%	6/30/21	530,000	EUR	737,813	(a)
Machinery — 1.0%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	580,000		626,400	(a)
Dematic SA/DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	3,090,000		3,329,475	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	1,260,000		1,442,700
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	520,000		585,000	(a)
Total Machinery					5,983,575
Marine — 0.7%
Horizon Lines LLC, Secured Notes	13.000%	10/15/16	1,224,162		1,144,591	(c)
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	975,000		981,094
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,140,000		1,197,000	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,110,000		1,207,125
Total Marine					4,529,810
Professional Services — 0.2%
Ceridian LLC/Comdata Inc., Senior Notes	8.125%	11/15/17	1,280,000		1,296,000	(a)
Road & Rail — 0.9%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,010,000		1,095,850	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	440,000		466,950	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	650,000		688,188	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	2,490,000		2,748,337	(a)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	640,000		654,400	(a)
Total Road & Rail					5,653,725

See Notes to Financial Statements.

16	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Trading Companies & Distributors — 0.7%
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	1,130,000		$1,240,175	(a)
Emeco Pty Ltd., Senior Secured Notes	9.875%	3/15/19	740,000		763,125	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,040,000		1,154,400
Rexel SA, Senior Notes	5.250%	6/15/20	770,000		804,650	(a)
Total Trading Companies & Distributors					3,962,350
Transportation — 1.4%
CMA CGM, Senior Notes	8.875%	4/15/19	2,100,000	EUR	3,048,063	(a)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	2,300,000		2,392,000	(a)(c)
Syncreon Group BV/Syncreon Global Finance US Inc., Senior Notes	8.625%	11/1/21	1,410,000		1,438,200	(a)
Watco Cos., LLC/Watco Finance Corp., Senior Notes	6.375%	4/1/23	1,260,000		1,291,500	(a)
Total Transportation					8,169,763
Transportation Infrastructure — 0.1%
Global Ship Lease Inc., Senior Secured Notes	10.000%	4/1/19	290,000		313,200	(a)
Total Industrials					90,731,000
Information Technology — 2.2%
Electronic Equipment, Instruments & Components — 0.2%
Sanmina Corp., Senior Secured Notes	4.375%	6/1/19	1,080,000		1,081,350	(a)
Internet Software & Services — 0.2%
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	800,000		942,000
Bankrate Inc., Senior Notes	6.125%	8/15/18	480,000		511,800	(a)
Total Internet Software & Services					1,453,800
IT Services — 1.1%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	900,000		918,000	(a)
First Data Corp., Secured Notes	8.750%	1/15/22	360,000		399,150	(a)(c)
First Data Corp., Senior Notes	12.625%	1/15/21	760,000		937,650
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	2,959,000		3,524,909
Interactive Data Corp., Senior Notes	5.875%	4/15/19	570,000		581,400	(a)
Total IT Services					6,361,109
Software — 0.7%
ACI Worldwide Inc., Senior Notes	6.375%	8/15/20	160,000		168,800	(a)
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	1,000,000		1,080,000	(a)
Activision Blizzard Inc., Senior Notes	6.125%	9/15/23	790,000		870,975	(a)
Audatex North America Inc., Senior Notes	6.000%	6/15/21	823,000		882,667	(a)
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	1,450,000		1,497,125	(a)
Total Software					4,499,567
Total Information Technology					13,395,826

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Materials — 11.1%
Chemicals — 1.0%
Axiall Corp., Senior Notes	4.875%	5/15/23	930,000		$928,838
Hexion US Finance Corp., Senior Secured Notes	6.625%	4/15/20	760,000		809,400
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	530,000		545,900	(a)(c)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	508,000	EUR	739,365	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	510,000	EUR	789,128	(a)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	440,000	EUR	680,816	(a)
Momentive Performance Materials Inc., Senior Secured Notes	8.875%	10/15/20	170,000		182,325
OCP SA, Senior Notes	5.625%	4/25/24	1,450,000		1,524,312	(a)
Total Chemicals					6,200,084
Construction Materials — 1.4%
American Builders & Contractors Supply Co. Inc., Senior Notes	5.625%	4/15/21	940,000		975,250	(a)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	1,095,000		1,293,469	(a)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	850,000		1,004,062	(a)
Cemex SAB de CV, Senior Secured Notes	9.000%	1/11/18	4,745,000		5,124,600	(a)
Total Construction Materials					8,397,381
Containers & Packaging — 2.0%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	870,000		900,450	(a)(c)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	1,000,000		1,107,500	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	1,170,000		1,210,950	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	6/30/21	740,000		742,775	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.231%	12/15/19	1,810,000		1,814,525	(a)(e)
Exopack Holdings SA, Senior Notes	7.875%	11/1/19	1,790,000		1,924,250	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	750,000		817,500
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Notes	9.875%	8/15/19	1,310,000		1,457,375
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.750%	10/15/20	1,250,000		1,325,000
SGD Group SAS, Senior Secured Bonds	5.625%	5/15/19	660,000	EUR	937,665	(a)
Total Containers & Packaging					12,237,990
Metals & Mining — 5.4%
AngloGold Ashanti Holdings PLC, Senior Notes	8.500%	7/30/20	1,127,000		1,266,466
AuRico Gold Inc., Secured Notes	7.750%	4/1/20	690,000		686,550	(a)
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	940,000		928,250	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	1,510,000		1,525,100

See Notes to Financial Statements.

18	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — continued
CSN Resources SA, Senior Bonds	6.500%	7/21/20	710,000		$738,400	(a)
CSN Resources SA, Senior Bonds	6.500%	7/21/20	695,000		722,800	(a)
Essar Steel Minnesota LLC, Senior Secured Notes	11.500%	5/15/20	1,450,000		1,471,750	(a)
Evraz Group SA, Notes	6.750%	4/27/18	4,340,000		4,323,725	(a)
Evraz Group SA, Senior Notes	9.500%	4/24/18	500,000		540,625	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	2/1/18	350,000		368,375	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	1,240,000		1,354,700	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	1,380,000		1,485,225	(a)
GTL Trade Finance Inc., Senior Bonds	5.893%	4/29/24	1,500,000		1,577,250	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,220,000		536,800	(a)(d)(f)
Mirabela Nickel Ltd., Senior Notes	8.750%	4/15/18	150,000		36,000	(a)(f)
Molycorp Inc., Senior Secured Notes	10.000%	6/1/20	770,000		712,250
Prince Mineral Holding Corp., Senior Secured Notes	12.000%	12/15/19	650,000		736,125	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.250%	1/15/21	200,000		211,000	(a)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	1,710,000		1,833,975
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	800,000		847,000	(a)(c)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	1,880,000	EUR	2,715,870	(a)(c)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	2,320,000		1,931,400	(a)
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Senior Notes	7.375%	2/1/20	370,000		396,825	(a)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	1,010,000		1,146,350
Thompson Creek Metals Co. Inc., Senior Secured Notes	9.750%	12/1/17	300,000		341,250
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	2,020,000		2,146,250	(a)
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	130,000		150,475	(a)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	1,280,000		1,329,664	(a)
Total Metals & Mining					32,060,450
Paper & Forest Products — 1.3%
Appvion Inc., Secured Notes	9.000%	6/1/20	2,510,000		2,506,863	(a)
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	1,700,000		1,695,750
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	1,420,000		1,405,800
Sappi Papier Holding GmbH, Senior Secured Notes	6.625%	4/15/21	730,000		773,800	(a)
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	1,390,000		1,469,925
Total Paper & Forest Products					7,852,138
Total Materials					66,748,043

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Telecommunication Services — 6.5%
Diversified Telecommunication Services — 2.7%
Axtel SAB de CV, Senior Secured Notes, Step Bond	8.000%	1/31/20	1,640,000		$1,685,100	(a)
CenturyLink Inc., Senior Notes	5.800%	3/15/22	660,000		690,525
CenturyLink Inc., Senior Notes	6.750%	12/1/23	450,000		493,875
Cogent Communications Holdings Inc., Senior Secured Notes	8.375%	2/15/18	1,500,000		1,608,750	(a)
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	1,200,000		1,314,000	(a)
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	1,110,000		1,108,613
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,090,000		1,197,637
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	2,230,000		2,447,425
Level 3 Financing Inc., Senior Notes	8.625%	7/15/20	640,000		720,000
TW Telecom Holdings Inc., Senior Notes	5.375%	10/1/22	1,080,000		1,185,300
TW Telecom Holdings Inc., Senior Notes	6.375%	9/1/23	500,000		570,000
Unitymedia KabelBW GmbH, Senior Secured Notes	9.500%	3/15/21	910,000	EUR	1,426,620	(a)
UPCB Finance V Ltd., Senior Secured Notes	7.250%	11/15/21	300,000		331,500	(a)
Vimpel Communications, Notes	6.493%	2/2/16	550,000		580,250	(a)
Windstream Corp., Senior Notes	7.500%	6/1/22	30,000		32,775
Windstream Corp., Senior Notes	7.500%	4/1/23	410,000		445,875
Windstream Corp., Senior Notes	6.375%	8/1/23	520,000		529,100
Total Diversified Telecommunication Services					16,367,345
Wireless Telecommunication Services — 3.8%
GTP Acquisition Partners I LLC, Secured Notes	7.628%	6/15/16	780,000		828,567	(a)
Matterhorn Midco & Cy SCA, Senior Notes	7.750%	2/15/20	1,110,000	EUR	1,633,918	(a)
Phones4u Finance PLC, Senior Secured Notes	9.500%	4/1/18	1,080,000	GBP	1,910,692	(a)
Play Finance 1 SA, Senior Secured Bonds	6.500%	8/1/19	570,000	EUR	840,990	(a)
SoftBank Corp., Senior Notes	4.500%	4/15/20	630,000		642,600	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	3,000,000		3,045,000
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,165,000		2,511,400
Sprint Corp., Senior Notes	7.875%	9/15/23	3,980,000		4,437,700	(a)
Sprint Corp., Senior Notes	7.125%	6/15/24	1,160,000		1,232,500	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	3,540,000		3,836,475	(a)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	1,680,000		1,820,700	(a)
Total Wireless Telecommunication Services					22,740,542
Total Telecommunication Services					39,107,887
Utilities — 2.3%
Electric Utilities — 0.4%
GenOn REMA LLC, Pass-Through Certificates	9.237%	7/2/17	230,243		242,906
GenOn REMA LLC, Pass-Through Certificates	9.681%	7/2/26	1,207,000		1,312,613
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	754,373		775,118	(f)
Total Electric Utilities					2,330,637

See Notes to Financial Statements.

20	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Gas Utilities — 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.500%	6/1/24	1,700,000		$1,725,500
Independent Power and Renewable Electricity Producers — 1.6%
AES Corp., Senior Notes	7.375%	7/1/21	440,000		517,000
AES Corp., Senior Notes	4.875%	5/15/23	550,000		547,250
AES Corp., Senior Notes	5.500%	3/15/24	530,000		544,575
Atlantic Power Corp., Senior Notes	9.000%	11/15/18	110,000		115,775
Colbun SA, Senior Notes	6.000%	1/21/20	580,000		646,600	(a)
Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Secured Bonds	7.670%	8/11/16	850,000		0	(b)(d)(h)
First Wind Holdings Inc., Senior Secured Notes	10.250%	6/1/18	2,125,000		2,279,062	(a)
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	7.875%	8/15/21	1,900,000		2,042,500	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	2,425,993		2,735,307
Total Independent Power and Renewable Electricity Producers					9,428,069
Total Utilities					13,484,206
Total Corporate Bonds & Notes (Cost — $475,780,877)					502,376,655
Convertible Bonds & Notes — 0.1%
Materials — 0.1%
Metals & Mining — 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/20/19	528,000		528,000	(a)(b)
Telecommunication Services — 0.0%
Diversified Telecommunication Services — 0.0%
Axtel SAB de CV, Senior Secured Notes, Step Bond	8.000%	1/31/20	1,869,600	MXN	252,191	(a)
Total Convertible Bonds & Notes (Cost — $797,649)					780,191
Senior Loans — 2.9%
Consumer Discretionary — 1.0%
Hotels, Restaurants & Leisure — 0.6%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	1,550,000		1,577,125	(i)(j)
Stockbridge SBE Holdings LLC, Term Loan B	13.000%	5/2/17	1,500,000		1,672,500	(i)(j)
Total Hotels, Restaurants & Leisure					3,249,625
Specialty Retail — 0.4%
Camping World Inc., Term Loan	5.750%	2/20/20	1,876,250		1,895,012	(i)(j)
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	720,000		619,800	(i)(j)
Total Specialty Retail					2,514,812
Total Consumer Discretionary					5,764,437
Consumer Staples — 0.1%
Food Products — 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	580,000		563,325	(i)(j)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Health Care — 0.6%
Health Care Providers & Services — 0.6%
CRC Health Corp., Second Lien Term Loan	9.000%	9/28/21	1,160,000		$1,172,325	(i)(j)
Physiotherapy Associates Holdings Inc., Exit Term Loan	10.000%	10/10/16	1,290,000		1,283,550	(d)(i)(j)
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,400,000		1,408,750	(i)(j)
Total Health Care					3,864,625
Materials — 0.3%
Chemicals — 0.3%
Kerling PLC, EUR Term Loan	10.000%	6/30/16	600,000	EUR	859,235	(i)(j)
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	1,160,000		1,202,534	(i)(j)
Total Materials					2,061,769
Utilities — 0.9%
Independent Power and Renewable Electricity Producers — 0.9%
Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.250%	6/10/16	5,341,546		5,383,611	(i)(j)
Total Senior Loans (Cost — $17,265,696)					17,637,767
Sovereign Bonds — 7.3%
Argentina — 0.6%
Republic of Argentina, Senior Bonds	7.000%	10/3/15	3,606,000		3,443,649
Brazil — 0.9%
Banco Nacional de Desenvolvimento Economico e Social, Senior Notes	3.375%	9/26/16	1,100,000		1,139,875	(a)
Federative Republic of Brazil, Notes	10.000%	1/1/17	9,792,000	BRL	4,294,409
Total Brazil					5,434,284
Hungary — 0.6%
Hungary Government Bond, Senior Notes	5.750%	11/22/23	3,258,000		3,608,235
Mexico — 1.9%
United Mexican States, Bonds	6.500%	6/9/22	135,765,000	MXN	11,149,034
Sri Lanka — 0.1%
Republic of Sri Lanka, Senior Bonds	5.125%	4/11/19	350,000		357,438	(a)
Turkey — 0.8%
Republic of Turkey, Senior Bonds	5.750%	3/22/24	2,260,000		2,480,350
Republic of Turkey, Senior Notes	6.250%	9/26/22	2,300,000		2,597,390
Total Turkey					5,077,740
Venezuela — 2.4%
Bolivarian Republic of Venezuela, Senior Bonds	5.750%	2/26/16	9,423,000		8,947,138	(a)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	6,309,000		5,488,830	(a)
Total Venezuela					14,435,968
Total Sovereign Bonds (Cost — $41,923,386)					43,506,348

See Notes to Financial Statements.

22	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Shares	Value
Common Stocks — 2.4%
Consumer Discretionary — 0.2%
Automobiles — 0.2%
Ford Motor Co.	62,905	$1,084,482
Hotels, Restaurants & Leisure — 0.0%
Bossier Casino Venture Holdco Inc.	90,995	181,990	*(b)(d)
Media — 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares	6	0	(b)(d)(h)
Total Consumer Discretionary		1,266,472
Energy — 0.6%
Energy Equipment & Services — 0.6%
KCAD Holdings I Ltd.	395,216,044	3,264,485	(b)(d)
Financials — 0.8%
Banks — 0.7%
Citigroup Inc.	57,244	2,696,192
JPMorgan Chase & Co.	24,291	1,399,648
Total Banks		4,095,840
Real Estate Management & Development — 0.1%
Realogy Holdings Corp.	15,365	579,414	*
Total Financials		4,675,254
Health Care — 0.1%
Health Care Providers & Services — 0.1%
Physiotherapy Associates Holdings Inc.	17,200	825,600	*(b)(d)
Industrials — 0.7%
Marine — 0.7%
DeepOcean Group Holding AS	111,638	3,832,086	(b)(d)
Horizon Lines Inc., Class A Shares	781,280	312,434	*
Total Industrials		4,144,520
Materials — 0.0%
Metals & Mining — 0.0%
Mirabela Nickel Ltd.	185,935	5,578	*
Telecommunication Services — 0.0%
Diversified Telecommunication Services — 0.0%
World Access Inc.	10,212	6	*(d)
Total Common Stocks (Cost — $15,480,290)		14,181,915

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Global High Yield Bond Fund

Security	Rate		Shares	Value
Convertible Preferred Stocks — 0.1%
Materials — 0.1%
Metals & Mining — 0.1%
ArcelorMittal (Cost — $305,000)	6.000%		12,200	$274,378
Preferred Stocks — 2.0%
Financials — 2.0%
Banks — 0.1%
Santander Finance Preferred SA Unipersonal	10.500%		690	728,597	(e)
Consumer Finance — 1.6%
GMAC Capital Trust I	8.125%		359,675	9,819,127	(e)
Diversified Financial Services — 0.3%
Citigroup Capital XIII	7.875%		56,875	1,575,438	(e)
Total Preferred Stocks (Cost — $11,714,697)				12,123,162

		Expiration Date	Warrants
Warrants — 0.1%
Jack Cooper Holdings Corp.		12/15/17	3,438	532,890	*(a)
Jack Cooper Holdings Corp.		5/6/18	1,123	174,065	*(a)
Total Warrants (Cost — $61,397)				706,955
Total Investments — 98.7% (Cost — $563,328,992#)				591,587,371
Other Assets in Excess of Liabilities — 1.3%				7,614,401
Total Net Assets — 100.0%				$599,201,772

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Illiquid security.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	The coupon payment on these securities is currently in default as of June 30, 2014.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Value is less than $1.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Abbreviations used in this schedule:
AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso

Summary of Investments by Country (unaudited)**
United States	55.7%
United Kingdom	6.5
Brazil	4.9
Mexico	4.3
Russia	3.5
Luxembourg	2.6
Venezuela	2.4
France	2.2
Germany	1.8
Australia	1.6
Netherlands	1.4
Spain	1.1
Argentina	0.9
Turkey	0.9
Ireland	0.8
Norway	0.8
Canada	0.8
South Africa	0.7
Hong Kong	0.7
Colombia	0.7
India	0.6
Hungary	0.6
Belgium	0.6
Switzerland	0.5
Sweden	0.5
Singapore	0.5
Macau	0.5
Poland	0.3
Morocco	0.3
Italy	0.2
Jamaica	0.2
Trinidad and Tobago	0.2
Bahamas	0.2

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2014

Western Asset Global High Yield Bond Fund

Summary of Investments by Country** cont’d
United Arab Emirates	0.2%
Chile	0.1
Japan	0.1
Sri Lanka	0.1
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2014 and are subject to change.

See Notes to Financial Statements.

26	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2014

Assets:
Investments, at value (Cost — $563,328,992)	$591,587,371
Foreign currency, at value (Cost — $1,967,538)	1,963,143
Cash	4,386,059
Interest and dividends receivable	10,314,153
Receivable for securities sold	3,551,836
Deposits with brokers for centrally cleared swap contracts	910,121
Unrealized appreciation on forward foreign currency contracts	668,540
Deposits with brokers for open futures contracts	514,308
Receivable for Fund shares sold	354,763
Receivable from broker — variation margin on centrally cleared swaps	23,584
Prepaid expenses	62,380
Total Assets	614,336,258

Liabilities:
Payable for securities purchased	12,461,236
Payable for Fund shares repurchased	1,515,387
Investment management fee payable	342,898
Unrealized depreciation on forward foreign currency contracts	280,454
Service and/or distribution fees payable	127,556
Distributions payable	114,103
Payable to broker — variation margin on open futures contracts	31,969
Trustees’ fees payable	491
Accrued expenses	260,392
Total Liabilities	15,134,486
Total Net Assets	$599,201,772

Net Assets:
Par value (Note 7)	$805
Paid-in capital in excess of par value	709,237,687
Undistributed net investment income	2,105,901
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(140,458,621)
Net unrealized appreciation on investments, futures contracts, swap contracts and foreign currencies	28,316,000
Total Net Assets	$599,201,772

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	27

Statement of assets and liabilities (unaudited) (cont’d)

Shares Outstanding:
Class A	46,737,907
Class B	898,805
Class C	1,326,065
Class C1	9,504,735
Class I	8,434,443
Class IS	13,558,781

Net Asset Value:
Class A (and redemption price)	$7.44
Class B*	$7.48
Class C*	$7.44
Class C1*	$7.52
Class I (and redemption price)	$7.43
Class IS (and redemption price)	$7.43
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$7.77

*	Redemption price per share is NAV of Class B, Class C and Class C1 shares reduced by a 4.50%, 1.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

28	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2014

Investment Income:
Interest	$21,190,460
Dividends	476,343
Less: Foreign taxes withheld	(25,835)
Total Investment Income	21,640,968

Expenses:
Investment management fee (Note 2)	2,022,632
Service and/or distribution fees (Notes 2 and 5)	759,268
Transfer agent fees (Note 5)	284,252
Registration fees	49,724
Legal fees	34,591
Fund accounting fees	29,214
Shareholder reports	26,433
Audit and tax	23,240
Custody fees	9,770
Insurance	5,606
Trustees’ fees	5,022
Miscellaneous expenses	3,457
Total Expenses	3,253,209
Net Investment Income	18,387,759

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	3,252,185
Futures contracts	(990,500)
Swap contracts	(647,731)
Foreign currency transactions	(2,305,154)
Net Realized Loss	(691,200)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	12,590,266
Futures contracts	(34,920)
Swap contracts	179,641
Foreign currencies	1,637,357
Change in Net Unrealized Appreciation (Depreciation)	14,372,344
Net Gain on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	13,681,144
Increase in Net Assets from Operations	$32,068,903

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	29

Statements of changes in net assets

For the Six Months Ended June 30, 2014 (unaudited) and the Year Ended December 31, 2013	2014	2013

Operations:
Net investment income	$18,387,759	$40,376,438
Net realized gain (loss)	(691,200)	6,861,237
Change in net unrealized appreciation (depreciation)	14,372,344	(11,286,058)
Increase in Net Assets From Operations	32,068,903	35,951,617

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(19,053,979)	(41,334,681)
Decrease in Net Assets From Distributions to Shareholders	(19,053,979)	(41,334,681)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	69,679,924	255,244,313
Reinvestment of distributions	18,192,724	38,234,518
Cost of shares repurchased	(96,115,967)	(310,580,695)
Decrease in Net Assets From Fund Share Transactions	(8,243,319)	(17,101,864)
Increase (Decrease) in Net Assets	4,771,605	(22,484,928)

Net Assets:
Beginning of period	594,430,167	616,915,095
End of period*	$599,201,772	$594,430,167
*Includesundistributed net investment income of:	$2,105,901	$2,772,121

See Notes to Financial Statements.

30	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2014[2]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$7.28	$7.33	$6.65	$7.18	$6.81	$4.90

Income (loss) from operations:
Net investment income	0.23	0.49	0.51	0.53	0.60	0.69
Net realized and unrealized gain (loss)	0.17	(0.04)	0.70	(0.50)	0.37	1.91
Total income from operations	0.40	0.45	1.21	0.03	0.97	2.60

Less distributions from:
Net investment income	(0.24)	(0.50)	(0.53)	(0.56)	(0.60)	(0.69)
Total distributions	(0.24)	(0.50)	(0.53)	(0.56)	(0.60)	(0.69)

Net asset value, end of period	$7.44	$7.28	$7.33	$6.65	$7.18	$6.81
Total return[3]	5.72%	6.16%	18.88%	0.25%	14.91%	56.50%

Net assets, end of period (000s)	$347,640	$356,678	$370,419	$304,390	$603,261	$611,139

Ratios to average net assets:
Gross expenses	1.14%[4]	1.13%	1.09%	1.31%	1.27%	1.19%
Net expenses[5]	1.14 [4]	1.13	1.09	1.31	1.27	1.19
Net investment income	6.35 [4]	6.66	7.30	7.46	8.62	11.76

Portfolio turnover rate	33%	81%	76%	90%	95%	77%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class B Shares[1]	2014[2]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$7.31	$7.37	$6.68	$7.21	$6.84	$4.92

Income (loss) from operations:
Net investment income	0.21	0.44	0.46	0.49	0.57	0.67
Net realized and unrealized gain (loss)	0.17	(0.05)	0.71	(0.50)	0.37	1.91
Total income (loss) from operations	0.38	0.39	1.17	(0.01)	0.94	2.58

Less distributions from:
Net investment income	(0.21)	(0.45)	(0.48)	(0.52)	(0.57)	(0.66)
Total distributions	(0.21)	(0.45)	(0.48)	(0.52)	(0.57)	(0.66)

Net asset value, end of period	$7.48	$7.31	$7.37	$6.68	$7.21	$6.84
Total return[3]	5.32%	5.45%	18.11%	(0.24)%	14.26%	55.77%

Net assets, end of period (000s)	$6,721	$7,496	$9,642	$11,493	$15,271	$28,912

Ratios to average net assets:
Gross expenses	1.88%[4]	1.81%	1.85%	1.85%	1.80%	1.72%
Net expenses[5]	1.88 [4]	1.81	1.85	1.85	1.80	1.72
Net investment income	5.62 [4]	5.98	6.58	6.92	8.13	11.49

Portfolio turnover rate	33%	81%	76%	90%	95%	77%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

32	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2014[2]	2013	2012[3]

Net asset value, beginning of period	$7.28	$7.34	$7.02

Income (loss) from operations:
Net investment income	0.20	0.43	0.19
Net realized and unrealized gain (loss)	0.17	(0.05)	0.33
Total income from operations	0.37	0.38	0.52

Less distributions from:
Net investment income	(0.21)	(0.44)	(0.20)
Total distributions	(0.21)	(0.44)	(0.20)

Net asset value, end of period	$7.44	$7.28	$7.34
Total return[4]	5.18%	5.33%	7.46%

Net assets, end of period (000s)	$9,872	$8,424	$2,391

Ratios to average net assets:
Gross expenses	1.89%[5]	1.93%	1.77%[5]
Net expenses[6,7]	1.89 [5]	1.92 [8]	1.77 [5]
Net investment income	5.59 [5]	5.83	6.32 [5]

Portfolio turnover rate	33%	81%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period August 1, 2012 (inception date) through December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	33

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1,2]	2014[3]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$7.36	$7.41	$6.72	$7.25	$6.88	$4.95

Income (loss) from operations:
Net investment income	0.22	0.46	0.48	0.50	0.58	0.68
Net realized and unrealized gain (loss)	0.16	(0.04)	0.71	(0.49)	0.37	1.92
Total income from operations	0.38	0.42	1.19	0.01	0.95	2.60

Less distributions from:
Net investment income	(0.22)	(0.47)	(0.50)	(0.54)	(0.58)	(0.67)
Total distributions	(0.22)	(0.47)	(0.50)	(0.54)	(0.58)	(0.67)

Net asset value, end of period	$7.52	$7.36	$7.41	$6.72	$7.25	$6.88
Total return[4]	5.45%	5.67%	18.26%	(0.06)%	14.37%	55.82%

Net assets, end of period (000s)	$71,479	$73,403	$91,626	$88,633	$100,668	$88,948

Ratios to average net assets:
Gross expenses	1.61%[5]	1.61%	1.66%	1.71%	1.69%	1.65%
Net expenses[6]	1.61 [5]	1.61	1.66	1.71	1.69	1.65
Net investment income	5.89 [5]	6.19	6.75	7.07	8.18	11.44

Portfolio turnover rate	33%	81%	76%	90%	95%	77%

[1]	Per share amounts have been calculated using the average shares method.

[2]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[3]	For the six months ended June 30, 2014 (unaudited).

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

34	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2014[2]	2013	2012	2011	2010	2009

Net asset value, beginning of period	$7.27	$7.33	$6.64	$7.17	$6.81	$4.90

Income (loss) from operations:
Net investment income	0.24	0.51	0.53	0.56	0.63	0.72
Net realized and unrealized gain (loss)	0.17	(0.05)	0.71	(0.50)	0.36	1.90
Total income from operations	0.41	0.46	1.24	0.06	0.99	2.62

Less distributions from:
Net investment income	(0.25)	(0.52)	(0.55)	(0.59)	(0.63)	(0.71)
Total distributions	(0.25)	(0.52)	(0.55)	(0.59)	(0.63)	(0.71)

Net asset value, end of period	$7.43	$7.27	$7.33	$6.64	$7.17	$6.81
Total return[3]	5.73%	6.43%	19.35%	0.68%	15.20%	57.05%

Net assets, end of period (000s)	$62,690	$53,092	$51,662	$100,384	$83,476	$76,357

Ratios to average net assets:
Gross expenses	0.85%[4]	0.89%	0.85%	0.88%	0.87%	0.85%
Net expenses[5,6]	0.85 [4]	0.88 [7]	0.85	0.88	0.87	0.85
Net investment income	6.64 [4]	6.91	7.58	7.90	9.00	12.42

Portfolio turnover rate	33%	81%	76%	90%	95%	77%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.10% through July 31, 2012. Effective August 1, 2012, the expense limitation did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2014[2]	2013	2012[3]

Net asset value, beginning of period	$ 7.27	$ 7.33	$ 7.08

Income (loss) from operations:
Net investment income	0.24	0.51	0.17
Net realized and unrealized gain (loss)	0.17	(0.05)	0.26
Total income from operations	0.41	0.46	0.43

Less distributions from:
Net investment income	(0.25)	(0.52)	(0.18)
Total distributions	(0.25)	(0.52)	(0.18)

Net asset value, end of period	$7.43	$7.27	$7.33
Total return[4]	5.77%	6.53%	6.19%

Net assets, end of period (000s)	$100,800	$95,337	$91,175

Ratios to average net assets:
Gross expenses	0.77%[5]	0.78%	0.76%[5]
Net expenses[6,7]	0.77 [5]	0.78	0.76 [5]
Net investment income	6.71 [5]	7.01	7.38 [5]

Portfolio turnover rate	33%	81%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2014 (unaudited).

[3]	For the period August 31, 2012 (inception date) to December 31, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

36	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

38	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$87,876,468	$2,572,591		$90,449,059
Utilities	—	13,484,206	0	*	13,484,206
Other corporate bonds & notes	—	398,443,390	—		398,443,390
Convertible bonds & notes:
Materials	—	—	528,000		528,000
Other convertible bonds & notes	—	252,191	—		252,191
Senior loans	—	17,637,767	—		17,637,767
Sovereign bonds	—	43,506,348	—		43,506,348
Common stocks:
Consumer discretionary	$1,084,482	—	181,990		1,266,472
Energy	—	—	3,264,485		3,264,485
Health care	—	—	825,600		825,600
Industrials	312,434	—	3,832,086		4,144,520
Other common stocks	4,680,838	—	—		4,680,838
Convertible preferred stocks	274,378	—	—		274,378
Preferred stocks	11,394,565	728,597	—		12,123,162
Warrants	—	706,955	—		706,955
Total investments	$17,746,697	$562,635,922	$11,204,752		$591,587,371
Other financial instruments:
Forward foreign currency contracts	—	$668,540	—		$668,540
Total	$17,746,697	$563,304,462	$11,204,752		$592,255,911

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$15,021	—	—	$15,021
Forward foreign currency contracts	—	$280,454	—	280,454
Centrally cleared credit default swaps on credit indices — buy protection	—	314,388	—	314,388
Total	$15,021	$594,842	—	$609,863

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds & Notes					Convertible Bonds & Notes
Investments in Securities	Consumer Discretionary	Energy	Materials	Utilities		Materials	Total
Balance as of December 31, 2013	$2,195,256	$2,989,281	$226,667	$0	*	—	$5,411,204
Accrued premiums/discounts	12,492	6,875	—	—		—	19,367
Realized gain (loss)[1]	—	—	112,998	—		—	112,998
Change in unrealized appreciation (depreciation)[2]	20,080	(81,419)	—	—		—	(61,339)
Purchases	344,763	225,890	113,335	—		$528,000	1,211,988
Sales	—	—	(453,000)	—		—	(453,000)
Transfers into Level 3	—	—	—	—		—	—
Transfers out of Level 3[3]	—	(3,140,627)	—	—		—	(3,140,627)
Balance as of June 30, 2014	$2,572,591	—	—	$0	*	$528,000	$3,100,591
Net change in unrealized appreciation (depreciation) for investments insecurities still held at June 30, 2014[2]	$20,080	—	—	—		—	$20,080

	Common Stocks
Investments in Securities	Consumer Discretionary	Energy	Health Care	Industrials	Total
Balance as of December 31, 2013	$181,990	$3,369,612	—	$3,679,086	$7,230,688
Accrued premiums/discounts	—	—	—	—	—
Realized gain (loss)[1]	—	—	—	—	—
Change in unrealized appreciation (depreciation)[2]	—	(105,127)	$(590,920)	153,000	(543,047)
Purchases	—	—	1,416,520		1,416,520
Sales	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3[3]	—	—	—	—	—
Balance as of June 30, 2014	$181,990	$3,264,485	$825,600	$3,832,086	$8,104,161
Net change in unrealized appreciation (depreciation) for investments insecurities still held at June 30, 2014[2]	—	$(105,127)	$(590,920)	$153,000	$(543,047)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Value is less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

40	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of

42	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2014, the Fund held no unfunded loan commitments.

(h) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2014, the Portfolio did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2014, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets

44	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(i) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2014, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $280,454. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(o) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

46	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2014, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays a investment management fee, calculated daily and paid monthly at an annual rate of 0.70% of the Fund’s average net assets.

LMPFA provides administrative and certain oversight services to the Fund. Western Asset Limited and Western Singapore provide certain advisory services to the Fund relating to currency transactions and investments in non-U.S. dollar dominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset 70% of the net investment management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited and Western Singapore a subadvisory fee of 0.30% on the assets managed by Western Asset Limited and Western Singapore.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.95%, 0.90% and 0.80%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares and Class C1 shares (formerly Class C shares) have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2014, LMIS and its affiliates retained sales charges of $47,976 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2014, CDSCs paid to LMIS and its affiliates were:

	Class A	Class B	Class C
CDSCs	$8,192	$5,178	$297

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$188,540,106	—
Sales	202,121,405	$580,226

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$38,337,260
Gross unrealized depreciation	(10,078,881)
Net unrealized appreciation	$28,258,379

48	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

At June 30, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	384	9/14	$48,055,994	$48,066,000	$(10,006)
U.S. Treasury Long-Term Bonds	7	9/14	955,298	960,313	(5,015)
Net unrealized depreciation on open futures contracts					$(15,021)

At June 30, 2014, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Brazilian Real	Citibank N.A.	4,882,300	$2,201,502	7/15/14	$47,862
Euro	Citibank N.A.	200,000	273,904	8/14/14	1,796
Euro	JP Morgan Chase & Co.	1,700,000	2,328,187	8/14/14	10,683
					60,341
Contracts to Sell:
Brazilian Real	Citibank N.A.	9,764,600	4,403,003	7/15/14	(123,662)
Australian Dollar	Citibank N.A.	1,100,000	1,034,071	8/14/14	(3,625)
British Pound	BNP Paribas	406,233	694,992	8/14/14	(7,102)
British Pound	Citibank N.A.	200,000	342,164	8/14/14	(1,763)
British Pound	Citibank N.A.	6,468,252	11,066,027	8/14/14	(97,553)
British Pound	UBS AG	3,322,138	5,683,587	8/14/14	(46,749)
Euro	Citibank N.A.	6,336,577	8,678,081	8/14/14	148,168
Euro	Goldman Sachs & Co.	6,339,269	8,681,768	8/14/14	145,030
Euro	JP Morgan Chase & Co.	2,697,042	3,693,659	8/14/14	61,816
Euro	UBS AG	11,310,500	15,489,978	8/14/14	253,185
					327,745
Net unrealized appreciation on open forward foreign currency contracts					$388,086

At June 30, 2014, the Fund had the following open swap contract:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Credit Suisse (Markit CDX.NA.HY.22 Index)	$21,512,700	6/20/19	5.000% quarterly	$(1,870,040)	$(1,555,652)	$(314,388)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

4. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2014.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$668,540

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[2]	$15,021	—	—	$15,021
Centrally cleared swap contracts[3]	—	—	$314,388	314,388
Forward foreign currency contracts	—	$280,454	—	280,454
Total	$15,021	$280,454	$314,388	$609,863

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2014. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(990,500)	—	—	$(990,500)
Swap contracts	—	—	$(647,731)	(647,731)
Forward foreign currency contracts[1]	—	$(2,273,458)	—	(2,273,458)
Total	$(990,500)	$(2,273,458)	$(647,731)	$(3,911,689)

[1]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

50	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(34,920)	—	—	$(34,920)
Swap contracts	—	—	$179,641	179,641
Forward foreign currency contracts[1]	—	$1,620,453	—	1,620,453
Total	$(34,920)	$1,620,453	$179,641	$1,765,174

[1]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the six months ended June 30, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$31,499,571
Forward foreign currency contracts (to buy)	3,996,519
Forward foreign currency contracts (to sell)	60,532,478

Average Notional Balance
Credit default swap contracts (to buy protection)	$21,667,914

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2014:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Centrally cleared swap contracts[2]	$23,584	—	$23,584
Forward foreign currency contracts	668,540	—	668,540
Total	$692,124	—	$692,124

The following table presents by financial instrument, the Portfolio’s derivative liabilities net of the related collateral pledged by the Portfolio at June 30, 2014:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[3,4]	Net Amount
Futures contracts[2]	$31,969	$(31,969)	—
Forward foreign currency contracts	280,454	—	$280,454
Total	$312,423	$(31,969)	$280,454

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

[3]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[4]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, Class B, Class C and Class C1 shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B, Class C and Class C1 shares calculated at the annual rate of 0.50%, 0.75% and 0.50% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2014, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$420,292	$205,795
Class B	26,211	12,649
Class C	44,881	5,819
Class C1	267,884	33,662
Class I	—	23,196
Class IS	—	3,131
Total	$759,268	$284,252

6. Distributions to shareholders by class

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
Class A	$11,067,139	$24,912,008
Class B	204,605	519,694
Class C	261,075	410,253
Class C1	2,184,844	5,225,699
Class I	1,982,945	3,703,196
Class IS	3,353,371	6,563,831
Total	$19,053,979	$41,334,681

7. Shares of beneficial interest

At June 30, 2014, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class A
Shares sold	6,069,119	$44,556,291	24,924,592	$182,620,017
Shares issued on reinvestment	1,440,985	10,584,803	3,129,933	22,918,263
Shares repurchased	(9,798,333)	(71,752,494)	(29,542,443)	(215,748,576)
Net decrease	(2,288,229)	$(16,611,400)	(1,487,918)	$(10,210,296)

52	Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class B
Shares sold	29,823	$219,905	48,372	$356,608
Shares issued on reinvestment	26,051	192,339	66,709	490,990
Shares repurchased	(181,961)	(1,340,759)	(398,294)	(2,943,473)
Net decrease	(126,087)	$(928,515)	(283,213)	$(2,095,875)

Class C
Shares sold	423,139	$3,106,689	935,207	$6,925,939
Shares issued on reinvestment	32,785	241,107	51,572	376,520
Shares repurchased	(286,752)	(2,106,173)	(155,718)	(1,139,442)
Net increase	169,172	$1,241,623	831,061	$6,163,017

Class C1
Shares sold	26,051	$193,028	69,609	$514,315
Shares issued on reinvestment	267,263	1,984,732	634,616	4,697,378
Shares repurchased	(767,747)	(5,692,613)	(3,086,211)	(22,852,003)
Net decrease	(474,433)	$(3,514,853)	(2,381,986)	$(17,640,310)

Class I
Shares sold	2,201,204	$16,116,265	7,226,428	$52,661,709
Shares issued on reinvestment	249,894	1,835,429	435,895	3,187,600
Shares repurchased	(1,319,571)	(9,677,233)	(7,409,581)	(54,036,775)
Net increase	1,131,527	$8,274,461	252,742	$1,812,534

Class IS
Shares sold	747,957	$5,487,746	1,659,377	$12,165,725
Shares issued on reinvestment	456,796	3,354,314	897,605	6,563,767
Shares repurchased	(756,832)	(5,546,695)	(1,888,257)	(13,860,426)
Net increase	447,921	$3,295,365	668,725	$4,869,066

8. Capital loss carryforward

As of December 31, 2013, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
12/31/2016	$(27,050,556)
12/31/2017	(104,311,063)
12/31/2018	(6,849,174)
$(138,210,793)

These amounts will be available to offset any future taxable capital gains.

Western Asset Global High Yield Bond Fund 2014 Semi-Annual Report	53

Western Asset

Global High Yield Bond Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Kenneth D. Fuller

President

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agents*

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective on or about September 8, 2014, BNY Mellon Investment Servicing (US) Inc. will serve as the Fund’s sole transfer agent.

Western Asset Global High Yield Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Global High Yield Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Global High Yield Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2014 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2014 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010130 8/14 SR14-2274

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	August 22, 2014

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2014